Condensed Consolidated Interim Statements of Profit or Loss and Comprehensive Income / (Loss) - EUR (€) € in Thousands		3 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Revenue		€ 746	€ 2,225
Research and development costs		(88,149)	(57,515)
Selling, general, and administrative expenses		(37,247)	(17,915)
Operating profit / (loss)		(124,650)	(73,205)
Share of profit / (loss) of associate		28,106	(1,515)
Finance income		34,430	11,773
Finance expenses		(869)	(447)
Profit / (loss) before tax		(62,983)	(63,394)
Tax on profit / (loss) for the period		191	77
Net profit / (loss) for the period		(62,792)	(63,317)
Attributable to owners of the Company		€ (62,792)	€ (63,317)
Basic and diluted earnings / (loss) per share		€ (1.17)	€ (1.32)
Number of shares used for calculation (basic and diluted)	[1]	53,759,952	47,985,837
Statement of comprehensive income [abstract]
Net profit / (loss) for the period		€ (62,792)	€ (63,317)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		1,842	86
Other comprehensive income / (loss) for the period, net of tax		1,842	86
Total comprehensive income / (loss)		(60,950)	(63,231)
Attributable to owners of the Company		€ (60,950)	€ (63,231)

[1]	A total of 6,109,942 warrants outstanding as of March 31, 2021 can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented. Similarly, a total of 5,941,364 warrants outstanding as of March 31, 2020 are also considered antidilutive for the periods presented and have not been included in the calculation.